UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment [    ]; Amendment Number: ____
    This Amendment (Check only one.): [    ] is a restatement.
                                      [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Plaza Corporation
Address:   One Tower Square
           Hartford, Connecticut 06183

Form 13F File Number:              28-4684

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ernest J. Wright
Title:     Secretary
Phone:     (860) 277-4345

Signature, Place, and Date of Signing:

/s/ Ernest J. Wright            Hartford, Connecticut    November 12, 1999
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Report Type (Check only one.):

[   ] 13F  HOLDINGS  REPORT.   (Check  here  if  all  holdings  of  this
      reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number 28-2427
Name:  Citigroup Inc.